Borrowings	6 Months Ended
Jun. 30, 2024
Financial Instruments [Abstract]
Borrowings
17 Borrowings
Lease liabilities are presented in the statement of financial position as follows:

	As of
In thousands of USD	December 31, 2023	June 30, 2024
Current	3,718	2,725
Non-current	2,357	5,524
Total Lease liabilities	6,075	8,249
Set out below is the maturity of the lease liabilities classified as non-current:

In thousands of USD	One to five years	More than five years	Total
Lease liability future payments	5,524	—	5,524
The Group has several lease contracts that include extension and termination options. Whenever the contracts do not include a mutual agreement clause, the Group applies judgement in evaluating whether it is reasonably certain whether or not to exercise the option to renew or terminate the lease.
Changes in liabilities arising from financing activities

In thousands of USD	December 31, 2023	Additions and modifications	Payments	Reclassification	Effect of translation	June 30, 2024
Current lease liabilities	3,718	1,208	(2,824)	838	(215)	2,725
Non-current lease liabilities	2,357	4,516	—	(838)	(511)	5,524
Total liabilities from financing activities	6,075	5,724	(2,824)	—	(726)	8,249
Additions and modifications include USD566 thousand of accrued interest.